Long-Term Investment - Schedule of Fair Value Measurement of Investment (Details) - Tongxin Innovation Limited [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Weighted average cost of capital [Member]
Schedule of Fair Value Measurement of Investment [Line Items]
Fair Value	$ 3,325,000
Valuation Technique	Discounted cash flow method
Significant Unobservable Inputs	Weighted average cost of capital (“WACC”)
Value	2.50%
Discount for lack of marketability [Member]
Schedule of Fair Value Measurement of Investment [Line Items]
Significant Unobservable Inputs	Discount for lack of marketability (“DLOM”)
Value	16.00%
Perpetual growth rate [Member]
Schedule of Fair Value Measurement of Investment [Line Items]
Significant Unobservable Inputs	Perpetual growth rate
Value	15.70%